Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 478,520	$ 460,739	$ 88,691
Cost of revenues	236,493	388,265	94,238
Amortization of intangible assets	428,431	470,773	37,694
Gross loss	186,404	398,299	43,241
Operating expenses:
Research and development	987,444	1,090,295	787,025
Less - research and development grants	(256,423)	(314,652)	(382,134)
Research and development, net	731,021	775,643	404,891
Sales and marketing	673,983	550,008	480,963
General and administrative	1,319,239	1,297,711	1,227,632
Goodwill impairment		161,381
Acquisition related costs			750,956
Total operating expenses	2,724,243	2,784,743	2,864,442
Operating loss	2,910,647	3,183,042	2,907,683
Financial expenses (income), net	1,042,358	(1,210,484)	(63,778)
Net loss	$ 3,953,005	$ 1,972,558	$ 2,843,905
Net loss per ordinary share:
Basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.16	$ 0.09	$ 0.19
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share (in Shares)	24,071,186	23,142,850	15,249,947